401(k) Plan (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 01, 2004	Dec. 31, 2014	Dec. 31, 2013
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent		15.00%
Defined Contribution Plan, Cost Recognized		$ 43,000	$ 46,000
3% Employee Contribution [Member]
Defined Contribution Plan Employee Matched Contributions Percent	3.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	100.00%
2% Employee Contribution [Member]
Defined Contribution Plan Employee Matched Contributions Percent	2.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	50.00%